Liquidity and Management's Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 95,255
Accumulated deficit	147,231
Cash used in operating activities	23,760
Cash and cash equivalents	513
Convertible debentures		$ 28,000	$ 28,000
Initially intended capital amount	$ 300,000